LEASES Schedule of Supplemental Balance Sheet (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating lease right-of-use assets	$ 20,068,000	$ 25,466,000
Accounts payable and accrued liabilities	7,376,000	5,793,000
Operating lease liabilities	17,054,000	25,154,000
Total operating lease liabilities	24,430,000	30,947,000
Finance Leases
Property and equipment, gross	1,111,000	1,362,000
Accumulated depreciation	(1,084,000)	(1,192,000)
Property and equipment, net	27,000	170,000
Accounts payable and accrued liabilities	171,000	379,000
Long-term obligations	8,000	188,000
Total finance lease liabilities	$ 179,000	$ 567,000
Weighted Average Remaining Lease Term
Operating leases	6 years 10 months 24 days	7 years 1 month 6 days
Finance leases	1 year 2 months 12 days	1 year 7 months 6 days
Weighted Average Discount Rate
Operating leases	2.60%	2.60%
Finance leases	3.80%	3.50%